SCHEDULE OF STOCK OPTIONS OUTSTANDING (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
IfrsStatementLineItems [Line Items]
Number of Options, Outstanding, Beginning | shares
Weighted average exercise price, beginning | $ / shares
Number of Options, Outstanding, Ending | shares	4,210
Weighted average exercise price, ending | $ / shares	$ 139.67
Number of Options, Exercisable, Ending | shares	2,631
Weighted average exercise price, Exercisable, ending | $ / shares	$ 141.9
Share options [member]
IfrsStatementLineItems [Line Items]
Number of Options, Outstanding, Beginning | shares	3,763	3,237
Weighted average exercise price, beginning | $ / shares	$ 286.9	$ 267.9
Granted during the period | shares	3,421	526
Weighted average exercise price, granted | $ / shares	$ 100.7	$ 402.8
Exercised during the period | shares
Weighted average exercise price, exercised | $ / shares
Cancelled during the period | shares	(2,974)
Weighted average exercise price, cancelled | $ / shares	$ 320.6
Number of Options, Outstanding, Ending | shares	4,210	3,763
Weighted average exercise price, ending | $ / shares	$ 139.7	$ 286.9
Number of Options, Exercisable, Ending | shares	2,631
Weighted average exercise price, Exercisable, ending | $ / shares	$ 141.9